Rights Offering and Change in Conversion Ratio of Preferred Shares	12 Months Ended
Dec. 31, 2016
Rights Offering And Change In Conversion Ratio Of Preferred Shares
Rights Offering and Change in Conversion Ratio of Preferred Shares

11.	RIGHTS OFFERING AND CHANGE IN CONVERSION RATIO OF PREFERRED SHARES

Effective August 3, 2015 and December 1, 2015, the Company commenced rights offerings to certain of its existing stockholders. Pursuant to the terms of the Series A preferred stock, the Series F preferred stock, the Series G preferred stock and the Series H preferred stock, as a result of the Company’s commencement of the rights offerings, the Company adjusted the conversion ratio applicable to each series of preferred stock.

On September 10, 2015, the Company filed articles of amendment to its amended and restated articles of incorporation, as amended, with the Secretary of State of Florida. The articles of amendment had the effect of adjusting the conversion ratios of the Series A, Series F, Series G and Series H preferred stock to account for the Company’s offering to existing stockholders of the Corporation commenced August 3, 2015 and removing references to conversion on June 30, 2015 for Series F and Series G preferred stock:

(i)	Adjusting the conversion ratio of the Series A preferred stock from 0.4 to 0.8 shares of common stock for each Series A preferred stock;

(ii)	Adjusting the conversion ratio of the Series F preferred stock from 3,333/100,000 (0.03333) to 6,666/100,000 (0.06666) shares of common stock for each Series F preferred stock;

(iii)	Adjusting the conversion ratio of the Series G preferred stock from 2,000/100,000 (0.02000) to 4,000/100,000 (0.04000) shares of common stock for each Series G preferred stock; and

(iv)	Adjusting the conversion ratio of the Series H preferred stock from 1,333/100,000 (0.01333) to 2,666/100,000 (0.02666) shares of common stock for each Series H preferred stock.

On December 1, 2015, the Company filed articles of amendment to its amended and restated articles of incorporation, as amended, with the Secretary of State of Florida. The articles of amendment had the effect of adjusting the conversion ratios of the Series A, Series F, Series G and Series H preferred stock to account for the Company’s offering to existing stockholders of the Corporation commenced December 1, 2015:

(i)	Adjusting the conversion ratio of the Series A preferred stock from 0.8 to 1.6 shares of common stock for each Series A preferred stock;

(ii)	Adjusting the conversion ratio of the Series F preferred stock from 6,666/100,000 (0.06666) to 13,332/100,000 (0.13332) shares of common stock for each Series F preferred stock;

(iii)	Adjusting the conversion ratio of the Series G preferred stock from 4,000/100,000 (0.04000) to 8,000/100,000 (0.08000) shares of common stock for each Series G preferred stock; and

(iv)	Adjusting the conversion ratio of the Series H preferred stock from 2,666/100,000 (0.02666) to 5,332/100,000 (0.05332) shares of common stock for each Series H preferred stock.